SEGMENT REPORTING - Schedule of non-current and non-financial assets (Details) $ in Millions	Dec. 31, 2025 USD ($)
SEGMENT REPORTING
Total	$ 6,581.5
Canada
SEGMENT REPORTING
Total	2,499.2
France
SEGMENT REPORTING
Total	1,524.3
The United States
SEGMENT REPORTING
Total	1,143.3
Other
SEGMENT REPORTING
Total	$ 1,414.7